Long-Term Debt - Schedule of Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Senior secured debt	$ 5,733	$ 21,875
Debt issuance costs and discounts	(301)	(248)
Total debt (average life of 9.6 years, rates averaging 5.0%)	38,084	34,579
Less amounts due within one year	370	237
Long-term debt	37,714	34,342
Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term line of credit	2,900	2,780
Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term line of credit	0	0
Senior Secured Term Loan Facilities [Member]
Debt Instrument [Line Items]
Senior secured debt	1,880	1,960
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Senior secured debt	0	16,200
Other Senior Secured Debt [Member]
Debt Instrument [Line Items]
Other senior secured debt	953	935
Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Senior unsecured notes	$ 32,652	$ 12,952